Short Term Loans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Interest expense on short term loans	$ 18,515	$ 18,840
Tang Dynasty Investment Group Limited [Member]
Interest expense on short term loans	$ 18,515